Guarantor Subsidiaries	12 Months Ended
Dec. 31, 2012
Guarantor Subsidiaries [Abstract]
Guarantor Subsidiaries [Text Block]

NOTE 16 – GUARANTOR SUBSIDIARIES

The Company and certain of Clear Channel's direct and indirect wholly-owned domestic subsidiaries (the “Guarantor Subsidiaries”) fully and unconditionally guaranteed on a joint and several basis certain of Clear Channel's outstanding indebtedness. The following consolidating schedules present financial information on a combined basis in conformity with the SEC's Regulation S-X Rule 3-10(d):

(In thousands)	December 31, 2012
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Cash and cash equivalents	$-	$11	$333,768	$891,231	$-	$1,225,010
Accounts receivable, net of allowance	-	-	678,448	745,551	-	1,423,999
Intercompany receivables (1)	37,822	3,995,170	166,019	-	(4,199,011)	-
Prepaid expenses	2,397	-	33,190	142,003	-	177,590
Other current assets	-	36,446	69,518	275,974	(214,730)	167,208
Total Current Assets	40,219	4,031,627	1,280,943	2,054,759	(4,413,741)	2,993,807
Property, plant and equipment, net	-	-	827,623	2,209,231	-	3,036,854
Indefinite-lived intangibles - licenses	-	-	2,423,979	-	-	2,423,979
Indefinite-lived intangibles - permits	-	-	-	1,070,720	-	1,070,720
Definite-lived intangibles, net	-	-	1,174,818	565,974	-	1,740,792
Goodwill	-	-	3,350,083	866,002	-	4,216,085
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	729,157	(729,157)	-
Investment in subsidiaries	(8,574,081)	3,848,000	552,184	-	4,173,897	-
Other assets	-	115,188	333,607	842,377	(480,696)	810,476
Total Assets	$(8,533,862)	$8,956,815	$9,943,237	$8,338,220	$(2,411,697)	$16,292,713

Accounts payable	$-	$-	$37,436	$98,882	$-	$136,318
Accrued expenses	(1,732)	(103,240)	319,466	558,469	-	772,963
Accrued interest	-	210,874	-	(113)	(30,189)	180,572
Intercompany payable (1)	-	-	4,032,992	166,019	(4,199,011)	-
Current portion of long-term debt	-	372,321	-	9,407	-	381,728
Deferred income	-	-	62,901	109,771	-	172,672
Other current liabilities	-	76,939	-	60,950	-	137,889
Total Current Liabilities	(1,732)	556,894	4,452,795	1,003,385	(4,229,200)	1,782,142
Long-term debt	-	16,310,694	4,000	4,935,388	(884,713)	20,365,369
Long-term intercompany payable	-	729,157	-	-	(729,157)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	(13,556)	(94,322)	1,089,659	705,935	2,160	1,689,876
Other long-term liabilities	-	28,473	182,142	239,902	-	450,517
Total member's interest (deficit)	(8,518,574)	(8,574,081)	3,252,641	1,453,610	4,391,213	(7,995,191)
Total Liabilities and Member's Equity	$(8,533,862)	$8,956,815	$9,943,237	$8,338,220	$(2,411,697)	$16,292,713

  The intercompany payable balance includes approximately $7.3 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

(In thousands)	December 31, 2011
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated

Cash and cash equivalents	$-	$1	$461,572	$767,109	$-	$1,228,682
Accounts receivable, net of allowance	-	-	694,548	704,587	-	1,399,135
Intercompany receivables (1)	30,270	4,824,634	-	-	(4,854,904)	-
Prepaid expenses	2,251	-	25,944	133,122	-	161,317
Other current assets	-	46,018	81,620	144,573	(76,060)	196,151
Total Current Assets	32,521	4,870,653	1,263,684	1,749,391	(4,930,964)	2,985,285
Property, plant and equipment, net	-	-	815,245	2,248,082	-	3,063,327
Indefinite-lived intangibles - licenses	-	-	2,411,367	-	-	2,411,367
Indefinite-lived intangibles - permits	-	-	-	1,105,704	-	1,105,704
Other intangibles, net	-	-	1,389,935	627,825	-	2,017,760
Goodwill	-	-	3,325,771	860,947	-	4,186,718
Intercompany notes receivable	-	962,000	-	-	(962,000)	-
Long-term intercompany receivable	-	-	-	656,040	(656,040)	-
Investment in subsidiaries	(8,342,987)	5,234,229	2,844,451	-	264,307	-
Other assets	-	167,337	254,435	907,567	(557,461)	771,878
Total Assets	$(8,310,466)	$11,234,219	$12,304,888	$8,155,556	$(6,842,158)	$16,542,039

Accounts payable	$-	$-	$26,119	$95,456	$-	$121,575
Accrued expenses	(641)	(61,478)	266,249	531,022	-	735,152
Accrued interest	-	189,144	(1)	2,277	(31,059)	160,361
Intercompany payable (1)	-	-	4,743,944	110,960	(4,854,904)	-
Current portion of long-term debt	-	243,927	905	23,806	-	268,638
Deferred income	-	-	50,416	92,820	-	143,236
Total Current Liabilities	(641)	371,593	5,087,632	856,341	(4,885,963)	1,428,962
Long-term debt	-	18,305,183	3,321	2,522,103	(892,076)	19,938,531
Long-term intercompany payable	-	655,930	110	-	(656,040)	-
Intercompany long-term debt	-	-	962,000	-	(962,000)	-
Deferred income taxes	(13,845)	39,173	1,055,533	858,908	(1,170)	1,938,599
Other long-term liabilities	-	205,327	220,546	282,015	-	707,888
Total member's interest (deficit)	(8,295,980)	(8,342,987)	4,975,746	3,636,189	555,091	(7,471,941)
Total Liabilities and Member's Equity	$(8,310,466)	$11,234,219	$12,304,888	$8,155,556	$(6,842,158)	$16,542,039

  The intercompany payable balance includes approximately $7.3 billion of designated amounts of borrowing under the senior secured credit facilities by certain Guarantor Subsidiaries that are Co-Borrowers and primary obligors thereunder with respect to these amounts. These amounts were incurred by the Co-Borrowers at the time of the closing of the merger, but were funded and will be repaid through accounts of the Subsidiary Issuer. The intercompany receivables balance includes the amount of such borrowings, which are required to be repaid to the lenders under the senior secured credit facilities by the Guarantor Subsidiaries as Co-Borrowers and primary obligors thereunder.

(In thousands)	Year Ended December 31, 2012
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,288,779	$2,974,108	$(16,003)	$6,246,884
Operating expenses:
Direct operating expenses	-	-	883,190	1,621,341	(7,981)	2,496,550
Selling, general and administrative expenses	-	-	1,090,006	591,463	(8,022)	1,673,447
Corporate expenses	10,829	-	171,771	105,428	-	288,028
Depreciation and amortization	-	-	328,633	400,652	-	729,285
Impairment charge	-	-	-	37,651	-	37,651
Other operating income (expense) – net	-	-	(2,825)	50,952	-	48,127
Operating income (loss)	(10,829)	-	812,354	268,525	-	1,070,050
Interest (income) expense – net	-	1,307,703	23,143	139,824	78,353	1,549,023
Loss on marketable securities	-	(1)	(2,001)	(2,578)	-	(4,580)
Equity in earnings (loss) of nonconsolidated affiliates	(329,817)	492,819	(174,774)	19,464	10,865	18,557
Loss on debt extinguishment	-	(33,652)	-	(221,071)	-	(254,723)
Other income (expense) – net	-	(1)	3,960	5,743	(9,452)	250
Income (loss) before income taxes	(340,646)	(848,538)	616,396	(69,741)	(76,940)	(719,469)
Income tax benefit (expense)	3,972	518,721	(246,380)	31,966	-	308,279
Consolidated net income (loss)	(336,674)	(329,817)	370,016	(37,775)	(76,940)	(411,190)
Less amount attributable to noncontrolling interest	-	-	(10,613)	23,902	-	13,289
Net income (loss) attributable to the Company	$(336,674)	$(329,817)	$380,629	$(61,677)	$(76,940)	$(424,479)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	(399)	40,641	-	40,242
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	25,676	(8,151)	5,578	23,103
Unrealized holding loss on cash flow derivatives	-	52,112	-	-	-	52,112
Reclassification adjustment	2	(2)	-	3,180	-	3,180
Equity in subsidiary comprehensive income (loss)	107,179	55,069	33,967	-	(196,215)	-
Comprehensive income (loss)	(229,493)	(222,638)	439,873	(26,007)	(267,577)	(305,842)
Less amount attributable to noncontrolling interest	-	-	4,175	1,703	-	5,878
Comprehensive income (loss) attributable to the Company	$(229,493)	$(222,638)	$435,698	$(27,710)	$(267,577)	$(311,720)

(In thousands)	Year Ended December 31, 2011
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,121,308	$3,059,676	$(19,632)	$6,161,352
Operating expenses:
Direct operating expenses	-	-	849,834	1,660,786	(6,584)	2,504,036
Selling, general and administrative expenses	-	-	1,062,726	567,580	(13,048)	1,617,258
Corporate expenses	10,878	-	125,964	90,254	-	227,096
Depreciation and amortization	-	-	327,240	436,066	-	763,306
Impairment charges	-	-	-	7,614	-	7,614
Other operating income – net	-	-	4,091	8,591	-	12,682
Operating income (loss)	(10,878)	-	759,635	305,967	-	1,054,724
Interest expense – net	13	1,360,995	2,370	27,321	75,547	1,466,246
Loss on marketable securities	-	-	-	(4,827)	-	(4,827)
Equity in earnings (loss) of nonconsolidated affiliates	(223,915)	629,915	54,407	26,987	(460,436)	26,958
Loss on debt extinguishment	-	(5,721)	(1)	-	4,275	(1,447)
Other income (expense) – net	(1)	1	590	(3,759)	-	(3,169)
Income (loss) before income taxes	(234,807)	(736,800)	812,261	297,047	(531,708)	(394,007)
Income tax benefit (expense)	3,985	512,885	(274,930)	(115,962)	-	125,978
Consolidated net income (loss)	(230,822)	(223,915)	537,331	181,085	(531,708)	(268,029)
Less amount attributable to noncontrolling interest	-	-	13,792	20,273	-	34,065
Net income (loss) attributable to the Company	$(230,822)	$(223,915)	$523,539	$160,812	$(531,708)	$(302,094)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	1,267	(30,914)	-	(29,647)
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	4,610	(2,874)	(1,960)	(224)
Unrealized holding loss on cash flow derivatives	-	33,775	-	-	-	33,775
Reclassification adjustment	-	-	-	3,787	-	3,787
Equity in subsidiary comprehensive income (loss)	5,518	(28,257)	(38,702)	-	61,441	-
Comprehensive income (loss)	(225,304)	(218,397)	490,714	130,811	(472,227)	(294,403)
Less amount attributable to noncontrolling interest	-	-	(4,594)	8,918	-	4,324
Comprehensive income (loss) attributable to the Company	$(225,304)	$(218,397)	$495,308	$121,893	$(472,227)	$(298,727)

(In thousands)	Year Ended December 31, 2010
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Revenue	$-	$-	$3,044,866	$2,824,400	$(3,581)	$5,865,685
Operating expenses:
Direct operating expenses	-	-	818,001	1,564,515	(869)	2,381,647
Selling, general and administrative expenses	-	-	1,060,262	512,662	(2,712)	1,570,212
Corporate expenses	12,274	28	164,144	107,596	-	284,042
Depreciation and amortization	-	-	317,761	415,108	-	732,869
Impairment charges	-	-	3,871	11,493	-	15,364
Other operating income – net	-	-	7,043	(23,753)	-	(16,710)
Operating income (loss)	(12,274)	(28)	687,870	189,273	-	864,841
Interest expense – net	17	1,415,932	379	40,198	76,815	1,533,341
Loss on marketable securities	-	-	-	(6,490)	-	(6,490)
Equity in earnings (loss) of nonconsolidated affiliates	(454,779)	428,976	(80,040)	5,749	105,796	5,702
Loss on debt extinguishment	-	-	-	-	60,289	60,289
Other income (expense) – net	(1)	(1)	(2,496)	(11,336)	-	(13,834)
Income (loss) before income taxes	(467,071)	(986,985)	604,955	136,998	89,270	(622,833)
Income tax benefit (expense)	4,508	532,206	(283,171)	(93,563)	-	159,980
Consolidated net income (loss)	(462,563)	(454,779)	321,784	43,435	89,270	(462,853)
Less amount attributable to noncontrolling interest	-	-	5,130	11,106	-	16,236
Net income (loss) attributable to the Company	$(462,563)	$(454,779)	$316,654	$32,329	$89,270	$(479,089)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	-	-	(903)	27,204	-	26,301
Unrealized gain (loss) on securities and derivatives:
Unrealized holding gain (loss) on marketable securities	-	-	24,996	(7,809)	-	17,187
Unrealized holding loss on cash flow derivatives	-	15,112	-	-	-	15,112
Reclassification adjustment	-	-	-	14,750	-	14,750
Equity in subsidiary comprehensive income (loss)	64,493	49,381	26,528	-	(140,402)	-
Comprehensive income (loss)	(398,070)	(390,286)	367,275	66,474	(51,132)	(405,739)
Less amount attributable to noncontrolling interest	-	-	1,240	7,617	-	8,857
Comprehensive income (loss) attributable to the Company	$(398,070)	$(390,286)	$366,035	$58,857	$(51,132)	$(414,596)

(In thousands)	Year Ended December 31, 2012
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(336,674)	$(329,817)	$370,016	$(37,775)	$(76,940)	$(411,190)
Reconciling items:
Impairment charges	-	-	-	37,651	-	37,651
Depreciation and amortization	-	-	328,633	400,652	-	729,285
Deferred taxes	289	(164,738)	20,143	(160,305)	-	(304,611)
Provision for doubtful accounts	-	-	4,459	7,256	-	11,715
Amortization of deferred financing charges and note discounts, net	-	196,549	(7,534)	(103,271)	78,353	164,097
Share-based compensation	-	-	17,951	10,589	-	28,540
Gain (loss) on disposal of operating assets	-	-	2,825	(50,952)	-	(48,127)
Loss on marketable securities	-	1	2,001	2,578	-	4,580
Equity in (earnings) loss of nonconsolidated affiliates	329,817	(492,819)	174,774	(19,464)	(10,865)	(18,557)
Loss on extinguishment of debt	-	33,652	-	221,071	-	254,723
Other reconciling items – net	-	-	(7,623)	25,423	-	17,800
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	12,256	(46,494)	-	(34,238)
Increase in accrued expenses	-	-	9,432	25,442	-	34,874
Increase (decrease) in accounts payable and other liabilities	-	(17,783)	(25,854)	24,589	-	(19,048)
Increase (decrease) in accrued interest	-	21,731	-	(2,377)	869	20,223
Increase in deferred income	-	-	9,521	23,961	-	33,482
Changes in other operating assets and liabilities	(1,237)	(41,762)	20,915	10,452	(869)	(12,501)
Net cash provided by (used for) operating activities	(7,805)	(794,986)	931,915	369,026	(9,452)	488,698
Cash flows from investing activities:
Proceeds from maturity of Clear Channel notes	-	-	-	50,149	(50,149)	-
Purchases of businesses	-	-	(45,395)	(4,721)	-	(50,116)
Purchases of property, plant and equipment	-	-	(114,023)	(276,257)	-	(390,280)
Proceeds from disposal of assets	-	-	3,223	56,442	-	59,665
Purchases of other operating assets	-	-	(9,107)	(5,719)	-	(14,826)
Change in other – net	-	1,925,661	1,918,909	(4,857)	(3,841,177)	(1,464)
Net cash provided by (used for) investing activities	-	1,925,661	1,753,607	(184,963)	(3,891,326)	(397,021)
Cash flows from financing activities:
Draws on credit facilities	-	602,500	-	2,063	-	604,563
Payments on credit facilities	-	(1,928,051)	-	(3,368)	-	(1,931,419)
Intercompany funding	10,401	903,857	(896,192)	(18,066)	-	-
Proceeds from long-term debt	-	-	-	4,917,643	-	4,917,643
Payments on long-term debt	-	(695,342)	(927)	(2,700,786)	50,149	(3,346,906)
Dividends paid	-	-	(1,916,207)	(2,179,849)	3,851,322	(244,734)
Deferred financing charges	-	(13,629)	-	(69,988)	-	(83,617)
Change in other – net	(2,596)	-	-	(7,590)	(693)	(10,879)
Net cash provided by (used for) financing activities	7,805	(1,130,665)	(2,813,326)	(59,941)	3,900,778	(95,349)
Net increase (decrease) in cash and cash equivalents	-	10	(127,804)	124,122	-	(3,672)
Cash and cash equivalents at beginning of period	-	1	461,572	767,109	-	1,228,682
Cash and cash equivalents at end of period	$-	$11	$333,768	$891,231	$-	$1,225,010

(In thousands)	Year Ended December 31, 2011
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(230,822)	$(223,915)	$537,331	$181,085	$(531,708)	$(268,029)
Reconciling items:
Impairment charges	-	-	-	7,614	-	7,614
Depreciation and amortization	-	-	327,240	436,066	-	763,306
Deferred taxes	(1,180)	(249,392)	109,795	(3,167)	-	(143,944)
Provision for doubtful accounts	-	-	7,604	6,119	-	13,723
Amortization of deferred financing charges and note discounts, net	-	222,908	(6,144)	(104,277)	75,547	188,034
Share-based compensation	-	-	9,754	10,913	-	20,667
Gain on disposal of operating assets	-	-	(4,091)	(8,591)	-	(12,682)
Loss on marketable securities	-	-	-	4,827	-	4,827
Equity in (earnings) loss of nonconsolidated affiliates	223,915	(629,915)	(54,407)	(26,987)	460,436	(26,958)
Loss on extinguishment of debt	-	5,721	1	-	(4,275)	1,447
Other reconciling items – net	-	-	1,083	15,037	-	16,120
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
(Increase) decrease in accounts receivable	-	-	(13,090)	5,255	-	(7,835)
Decrease in accrued expenses	-	(4,341)	(93,854)	(29,047)	-	(127,242)
Increase (decrease) in accounts payable and other liabilities	-	-	(52,995)	37,864	-	(15,131)
Increase in accrued interest	-	16,866	20,813	1,127	364	39,170
Decrease in deferred income	-	-	(427)	(10,349)	-	(10,776)
Changes in other operating assets and liabilities	(125)	26,946	(78,254)	(16,556)	(364)	(68,353)
Net cash provided by (used for) operating activities	(8,212)	(835,122)	710,359	506,933	-	373,958
Cash flows from investing activities:
Proceeds from maturity of Clear Channel notes	-	-	-	167,022	(167,022)	-
Proceeds from sale of other investments	-	-	(700)	7,594	-	6,894
Purchases of businesses	-	-	(207)	(46,149)	-	(46,356)
Purchases of property, plant and equipment	-	-	(69,650)	(292,631)	-	(362,281)
Proceeds from disposal of assets	-	-	41,387	12,883	-	54,270
Purchases of other operating assets	-	-	(6,201)	(14,794)	-	(20,995)
Investment in Clear Channel notes	-	-	-	(55,250)	55,250	-
Change in other – net	-	-	69	(16,761)	17,074	382
Net cash provided by (used for) investing activities	-	-	(35,302)	(238,086)	(94,698)	(368,086)
Cash flows from financing activities:
Draws on credit facilities	-	55,000	-	-	-	55,000
Payments on credit facilities	-	(956,181)	-	(4,151)	-	(960,332)
Intercompany funding	8,518	1,486,401	(1,414,366)	(80,553)	-	-
Proceeds from long-term debt	-	1,724,650	1,604	5,012	-	1,731,266
Payments on long-term debt	-	(1,428,051)	(22,155)	(115,115)	167,022	(1,398,299)
Repurchase of long-term debt	-	-	-	-	(55,250)	(55,250)
Deferred financing charges	-	(46,697)	38	-	-	(46,659)
Change in other – net	(306)	-	1,032	(7,494)	(17,074)	(23,842)
Net cash provided by (used for) financing activities	8,212	835,122	(1,433,847)	(202,301)	94,698	(698,116)
Net increase (decrease) in cash and cash equivalents	-	-	(758,790)	66,546	-	(692,244)
Cash and cash equivalents at beginning of period	-	1	1,220,362	700,563	-	1,920,926
Cash and cash equivalents at end of period	$-	$1	$461,572	$767,109	$-	$1,228,682

(In thousands)	Year Ended December 31, 2010
	Parent	Subsidiary	Guarantor	Non-Guarantor
	Company	Issuer	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities:
Consolidated net income (loss)	$(462,563)	$(454,779)	$321,784	$43,435	$89,270	$(462,853)
Reconciling items:
Impairment charges	-	-	3,871	11,493	-	15,364
Depreciation and amortization	-	-	317,761	415,108	-	732,869
Deferred taxes	(1,445)	(250,630)	56,272	(15,377)	-	(211,180)
Provision for doubtful accounts	-	-	14,312	8,806	-	23,118
Amortization of deferred financing charges and note discounts, net	-	251,590	(3,908)	(109,547)	76,815	214,950
Share-based compensation	-	-	22,200	12,046	-	34,246
(Gain) loss on sale of operating assets	-	-	(7,043)	23,753	-	16,710
Loss on marketable securities	-	-	-	6,490	-	6,490
Equity in (earnings) loss of nonconsolidated affiliates	454,779	(428,976)	80,040	(5,749)	(105,796)	(5,702)
Loss on extinguishment of debt	-	-	-	-	(60,289)	(60,289)
Other reconciling items - net	-	-	(149)	26,239	-	26,090
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Increase in accounts receivable	-	-	(73,082)	(46,778)	-	(119,860)
(Increase) decrease in Federal income taxes receivable	4,187	382,024	(304,098)	50,196	-	132,309
Increase in accrued expenses	-	-	71,525	45,907	-	117,432
Increase (decrease) in accounts payable and other liabilities	-	-	(11,740)	4,816	-	(6,924)
Increase (decrease) in accrued interest	-	131,055	-	243	(44,245)	87,053
Increase (decrease) in deferred income	-	-	8,024	(7,228)	-	796
Changes in other operating assets and liabilities	(547)	(79,835)	34,229	43,662	44,245	41,754
Net cash provided by (used for) operating activities	(5,589)	(449,551)	529,998	507,515	-	582,373
Cash flows from investing activities:
Investment in Clear Channel notes	-	-	(125,000)	-	125,000	-
Proceeds from maturity of Clear Channel notes	-	-	-	10,025	(10,025)	-
Proceeds from other investments	-	-	-	18,700	(17,500)	1,200
Purchases of property, plant and equipment	-	-	(45,868)	(195,596)	-	(241,464)
Proceeds from disposal of assets	-	-	20,884	7,753	-	28,637
Purchases of other operating assets	-	-	(14,269)	(1,841)	-	(16,110)
Change in other – net	-	-	35,325	(12,335)	(35,450)	(12,460)
Net cash provided by (used for) investing activities	-	-	(128,928)	(173,294)	62,025	(240,197)
Cash flows from financing activities:
Draws on credit facilities	-	194,000	-	4,670	-	198,670
Payments on credit facilities	-	(105,500)	-	(47,095)	-	(152,595)
Intercompany funding	2,975	605,939	(439,697)	(169,217)	-	-
Proceeds from long-term debt	-	138,795	-	6,844	-	145,639
Payments on long-term debt	-	(383,682)	(4)	(13,211)	27,525	(369,372)
Repurchases of long-term debt	-	-	-	-	(125,000)	(125,000)
Change in other - net	2,614	-	-	(40,650)	35,450	(2,586)
Net cash provided by (used for) financing activities	5,589	449,552	(439,701)	(258,659)	(62,025)	(305,244)
Net increase (decrease) in cash and cash equivalents	-	1	(38,631)	75,562	-	36,932
Cash and cash equivalents at beginning of period	-	-	1,258,993	625,001	-	1,883,994
Cash and cash equivalents at end of period	$-	$1	$1,220,362	$700,563	$-	$1,920,926